INVENTORY	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
3.	INVENTORY
Inventories of the Company consisted of the following:

	December 31,
	2021	2020
Raw materials	$54,818	$44,474
Work-in-process	21,728	12,946
Finished goods	108,494	76,508

	$185,040	$133,928